Related Party Transactions	12 Months Ended
Dec. 31, 2019
Related Party Transactions [Abstract]
Related Party Transactions
14.	RELATED PARTY TRANSACTIONS
During the years ended December 31, 2019 and 2018, the Company had no material related party transactions.